UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Jun. 30, 2025 USD ($) $ / shares shares		Dec. 31, 2024 ₪ / shares	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) $ / shares shares
Ordinary shares, par value per share (in Dollars per share) | $ / shares	$ 0.0135			$ 0.0135			$ 0.0135
Ordinary shares, shares authorized	1,481,482			1,481,482			1,481,482
Ordinary shares, shares issued	579,536			123,290	[1]		6,516
Ordinary shares, shares outstanding	579,536			123,290	[1]		6,516
Related Party
Due to related party (in Dollars) | $		[2]		$ 1
Do to related party | $				1			$ 0
Private warrants to purchase ordinary shares | $				$ 0			$ 186
Convertible Series A Preferred Shares
Preferred shares, par value per share (in Dollars per share) | ₪ / shares			₪ 1.35			₪ 1.35
Preferred shares, shares authorized				0			3,778
Preferred shares, shares issued				0			2,875
Preferred shares, shares outstanding				0			2,875
Convertible Series A-1 Preferred Shares
Preferred shares, par value per share (in Dollars per share) | ₪ / shares			1.35			1.35
Preferred shares, shares authorized				0			889
Preferred shares, shares issued				0			676
Preferred shares, shares outstanding				0			676
Convertible Series A-2 Preferred Shares
Preferred shares, par value per share (in Dollars per share) | ₪ / shares			1.35			1.35
Preferred shares, shares authorized				0			1,482
Preferred shares, shares issued				0			337
Preferred shares, shares outstanding				0			337
Convertible Series A-3 Preferred Shares
Preferred shares, par value per share (in Dollars per share) | ₪ / shares			1.35			1.35
Preferred shares, shares authorized				0			593
Preferred shares, shares issued				0			470
Preferred shares, shares outstanding				0			470
Convertible Series A-4 Preferred Shares
Preferred shares, par value per share (in Dollars per share) | ₪ / shares			₪ 1.35			₪ 1.35
Preferred shares, shares authorized				0			6,038
Preferred shares, shares issued				0			161	[3]
Preferred shares, shares outstanding				0			161	[3]

[1]	Net of 28 treasury shares held by the Company as of December 31, 2024
[2]	Represents an amount less than $1
[3]	Net of 898 treasury shares held by the Chinese Subsidiary as of December 31, 2023